NON-CONTROLLING INTERESTS - Summary (Details) $ in Millions, $ in Millions				6 Months Ended
	Feb. 28, 2019 USD ($)	Feb. 28, 2019 CAD ($)	Feb. 24, 2019	Jun. 30, 2019	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Non-controlling interests
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests					$ 12,722	$ 12,015
Participating non-controlling interests - in operating subsidiaries
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests					8,742	8,129
General partnership interest in a holding subsidiary held by Brookfield
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests					68	66
Preferred equity
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests					597	568
Redeemable/exchangeable partnership units | Non-controlling interests
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests					3,315	3,252
Canadian Hydroelectric Portfolio
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests					$ 651	$ 314
Proportion of qwnership interests sold to non-controlling interests			25.00%
Proceeds from sales of interests in associates		$ 331
Gains (losses) recognised when control of subsidiary is lost	$ 4
Proportion of ownership interest in subsidiary				50.00%